                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06683

Morgan Stanley Health Sciences Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

       NUMBER OF
         SHARES                                                                                                      VALUE
-------------------------                                                                                      -------------------

                             COMMON STOCKS (96.8%)
                             Biotechnology (25.4%)
         96,600              Affymetrix, Inc. (a)*                                                             $        2,537,682
         50,600              Amgen Inc.*                                                                                3,245,484
        271,200              Arena Pharmaceuticals, Inc. (a)*                                                           3,533,736
        342,500              BioMarin Pharmaceutical, Inc. (a)*                                                         5,534,800
        173,200              Celgene Corp. (a)*                                                                        10,592,912
         59,900              Cephalon, Inc.*                                                                            4,768,639
         71,010              Genentech, Inc. (a)*                                                                       5,680,090
        143,900              Gen-Probe Inc.*                                                                            7,354,729
        116,400              Gilead Sciences, Inc.*                                                                     9,512,208
        393,600              Keryx Biopharmaceuticals, Inc. (a)*                                                        4,014,720
        242,500              Medarex, Inc. (a)*                                                                         3,319,825
         92,200              OSI Pharmaceuticals Inc. (a)*                                                              3,199,340
        290,100              PDL BioPharrma Inc. (a)*                                                                   7,327,926
        208,900              Vertex Pharmaceuticals Inc. (a)*                                                           6,421,586
                                                                                                               -------------------
                                                                                                                       77,043,677
                                                                                                               -------------------
                             Chemicals: Major Diversified (2.0%)
         90,500              Bayer AG (ADR) (Germany) (a)                                                               6,188,390
                                                                                                               -------------------

                             Hospital/Nursing Management (1.0%)
         76,700              Psychiatric Solutions, Inc. (a)*                                                           2,689,869
                                                                                                               -------------------

                             Managed Health Care (1.0%)
         54,300              UnitedHealth Group Inc.                                                                    2,881,158
                                                                                                               -------------------

                             Medical Distributors (1.4%)
         61,600              Cardinal Health, Inc.                                                                      4,308,920
                                                                                                               -------------------

                             Medical Specialties (28.9%)
         29,900              Alcon, Inc. (Switzerland) (a)                                                              4,034,407
         98,200              Applera Corp. - Applied Biosystems Group                                                   3,067,768
        108,600              Bard (C.R.), Inc.                                                                          9,027,918
        193,100              Baxter International, Inc. (a)                                                            10,935,253
         99,000              Beckman Coulter, Inc. (a)                                                                  6,218,190
        166,400              Dade Behring Holdings, Inc.                                                                8,171,904
         39,700              IDEXX Laboratories, Inc. (a)*                                                              3,579,749
        119,800              Medtronic, Inc.                                                                            6,341,014
         20,700              Nobel Biocare Holding AG Bearer+                                                           7,473,521
        115,000              ResMed, Inc. (a)*                                                                          4,859,900
        145,400              Respironics, Inc.*                                                                         5,926,504
        223,860              Thermo Fisher Scientific, Inc. (a)*                                                       11,654,152
        147,400              Varian Medical Systems, Inc. (a)*                                                          6,221,754
                                                                                                               -------------------
                                                                                                                       87,512,034
                                                                                                               -------------------

                             Medical/Nursing Services (1.0%)
         74,000              Healthways Inc. (a)*                                                                       3,139,080
                                                                                                               -------------------

                             Pharmaceuticals: Major (27.1%)
        139,300              Abbott Laboratories                                                                        7,887,166
        225,300              Bristol-Myers Squibb Co. (a)                                                               6,502,158
        139,940              Eli Lilly & Co.                                                                            8,274,652
         93,500              Johnson & Johnson                                                                          6,004,570
        134,200              Merck & Co., Inc.                                                                          6,903,248
        106,400              Novartis AG (ADR) (Switzerland)                                                            6,180,776
        294,968              Pfizer, Inc.                                                                               7,804,853
         34,100              Roche Holding AG+                                                                          6,433,427
        412,700              Schering-Plough Corp.                                                                     13,094,971
        281,000              Warner Chilcott Ltd.- Class A (Bermuda) (a)*                                               4,734,850
        147,400              Wyeth                                                                                      8,180,700
                                                                                                               -------------------
                                                                                                                       82,001,371
                                                                                                               -------------------
                             Pharmaceuticals: Other (5.6%)
         52,700              Allergan, Inc. (a)                                                                         6,387,240
        161,600              Endo Pharmaceuticals Holdings, Inc. (a)*                                                   4,999,904
        145,300              Teva Pharmaceutical Industries Ltd. (ADR) (Israel) (a)                                     5,566,443
                                                                                                               -------------------
                                                                                                                       16,953,587
                                                                                                               -------------------
                             Services to the Health Industry (3.4%)
         49,400              Covance, Inc. (a)*                                                                         2,988,700
        201,900              HEALTHSOUTH Corp. (a)*                                                                     4,239,900
         87,400              Pharmaceutical Product Development, Inc.                                                   3,152,518
                                                                                                               -------------------
                                                                                                                       10,381,118
                                                                                                               -------------------

                             TOTAL COMMON STOCKS (Cost $210,659,056)                                                  293,099,204
                                                                                                               -------------------

       PRINCIPAL
       AMOUNT IN
       THOUSANDS
-------------------------
                             SHORT-TERM INVESTMENTS (33.8%)
                             REPURCHASE AGREEMENT (3.9%)
        $11,865              Joint repurchase agreement account 5.22% due 05/01/07
                             (dated 04/30/07; proceeds $11,866,720) (b) (Cost $11,865,000)                             11,865,000
                                                                                                               -------------------

                             Security Purchased From
                             Securities Lending Collateral (a) (29.9%)
         90,549              The Bank of New York Institutional Cash Reserve Fund
                               (Cost $90,549,456)                                                                      90,549,456
                                                                                                               -------------------

                             Total Short-Term Investments (Cost $102,416,176)                                         102,414,456
                                                                                                               -------------------

                             Total Investments
                               (Cost $313,073,512) (c)                                               130.6%           395,513,660

                             Liabiltiies in Excess of Other Assets                                   (30.6)           (92,577,313)
                                                                                                 -----------   -------------------

                             Net Assets                                                              100.0%          $302,936,347
                                                                                                 ===========   ===================

--------------
    ADR     American Depository Receipt.

     *      Non-income producing security.

     +      Securities with total market value equal to $13,906,947 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the
            Fund's Trustees.

     (a)    As of April 30, 2007 all or a portion of this security with a total value of $90,549,456 was on loan and secured by collateral of
            $91,197,182 which was received as cash and subsequently invested in
            The Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

     (b)    Collateralized by federal agency and U.S. Treasury obligations.

     (c)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $86,252,192 and the aggregate gross unrealized depreciation is $3,812,044, resulting in net unrealized appreciation of $82,440,148.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the
Trust's/Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Health Sciences Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2007

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                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Health Sciences
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 21, 2007
                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Health Sciences
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 21, 2007
                                            /s/ Francis Smith
                                            Francis Smith
                                            Principal Financial Officer

                                       5